LEASES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
Operating lease liabilities, current	$ 4,133	$ 3,385
Operating lease liabilities, non-current	4,745	5,562
Leasing fees expense	$ 4,000	$ 3,600	$ 3,400